Annual Fund Operating Expenses	Jul. 22, 2025	[1],[2]
iShares iBonds Dec 2025 Term Muni Bond ETF | iShares iBonds Dec 2025 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%	[3]
Expenses (as a percentage of Assets)	0.18%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.18%
iShares iBonds Dec 2026 Term Muni Bond ETF | iShares iBonds Dec 2026 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%	[3]
Expenses (as a percentage of Assets)	0.18%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.18%
iShares iBonds Dec 2027 Term Muni Bond ETF | iShares iBonds Dec 2027 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%	[3]
Expenses (as a percentage of Assets)	0.18%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.18%
iShares iBonds Dec 2028 Term Muni Bond ETF | iShares iBonds Dec 2028 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%	[3]
Expenses (as a percentage of Assets)	0.18%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.18%
iShares iBonds Dec 2029 Term Muni Bond ETF | iShares iBonds Dec 2029 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%	[3]
Expenses (as a percentage of Assets)	0.18%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.18%
iShares iBonds Dec 2030 Term Muni Bond ETF | iShares iBonds Dec 2030 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%	[3]
Expenses (as a percentage of Assets)	0.18%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.18%
iShares iBonds Dec 2031 Term Muni Bond ETF | iShares iBonds Dec 2031 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%	[3]
Expenses (as a percentage of Assets)	0.18%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.18%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The amount rounded to 0.00%.